SUPPLEMENT DATED FEBRUARY 16, 2024
                     TO THE VARIABLE ANNUITY PROSPECTUSES
______________________________________________________________________________

                  AMERICAN GENERAL LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT I
                                 Gallery VA
                                 Ovation VA
                            Ovation Advisor VA
                             Ovation Plus VA
                               Paradigm VA
                                Trilogy VA

                       VARIABLE ANNUITY ACCOUNT NINE
                                 Ovation VA
                            Ovation Advantage VA
                             Ovation Advisor VA
                               Ovation Plus VA

       THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                           SEPARATE ACCOUNT USL A
                                 Gallery VA
                                 Ovation VA
                             Ovation Advisor VA
                               Ovation Plus VA
                                 Paradigm VA
                                  Trilogy VA
_______________________________________________________________________________

The purpose of this supplement is to notify owners of American General Life Insurance Company ("AGL") and The United States Life Insurance Company in the City of New York ("USL") (AGL and USL together referred to hereinafter as the "Company") variable annuity contracts listed above of the expected liquidation of the AB Sustainable International Thematic Portfolio ("Portfolio").

The Board of Directors of the AB Variable Product Series Fund, Inc.
(the "Trust") approved the liquidation of the Portfolio. The liquidation previously planned on March 4, 2024 has been postponed and is now expected to occur on or about April 16, 2024 (the "Liquidation Date") at the close of the New York Stock Exchange ("Market Close"), which is generally 4:00 p.m. Eastern Time. On the Liquidation Date, funds invested in the Portfolio will be automatically liquidated at the closing accumulation unit value and the liquidation proceeds will be transferred into the subaccount supported by the money market fund (the "Money Market Fund") currently available in your Contract (see Attachment 1 for the Money Market Fund available in your Contract).

If you wish to have the liquidation proceeds allocated to an available investment option other than the Money Market Fund, the Company must receive instructions from you prior to the Market Close one business day prior to the Liquidation Date (Friday, April 12, 2024). You may give us instructions to transfer your account value to another investment option by calling the Administrative Center at the number below or by completing a transfer form.

Neither our automatic transfer of the liquidation proceeds to the Money Market Fund on the Liquidation Date, nor your transfer of assets out of the Portfolio prior to the Liquidation Date or out of the Money Market Fund within 30 days after the Liquidation Date, will count against the free transfers that you are permitted to make in a Contract Year or for the purposes of our market timing policies and procedures.

For a period of time after the closing and liquidation, the Company may provide you with confirmations, statements and other reports that contain the name of this formerly available Portfolio.

Should you have any questions, you may contact our Annuity Service Center at
(800) 255-8402.

Capitalized terms and certain other terms used in this supplement have the meanings assigned to them in your prospectus, unless otherwise defined in this supplement. Please keep this supplement with your prospectus


                                 ATTACHMENT 1

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT I
          THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                            SEPARATE ACCOUNT USL A

--------------------------   -------------------------------------------------------------------
Contract                     Money Market Fund Available in your Contract
--------------------------   -------------------------------------------------------------------
Gallery VA                   Fidelity VIP Government Money Market Portfolio - Initial Class
--------------------------   -------------------------------------------------------------------
Paradigm VA                  Fidelity VIP Government Money Market Portfolio - Initial Class
                             Fidelity VIP Government Money Market Portfolio - Service Class 2*
                             *available only for contracts issued on or after June 1, 1999
--------------------------   -------------------------------------------------------------------
Trilogy VA                   BlackRock Government Money Market V.I. Fund - Class I
--------------------------   -------------------------------------------------------------------
Ovation VA                   Fidelity VIP Government Money Market Portfolio - Initial Class
                             Fidelity VIP Government Money Market Portfolio - Service Class 2*
                             *available only for contracts issued on or after February 1, 2001
--------------------------   -------------------------------------------------------------------
Ovation Advisor VA           Fidelity VIP Government Money Market Portfolio - Initial Class
                             Fidelity VIP Government Money Market Portfolio - Service Class 2
--------------------------   -------------------------------------------------------------------
Ovation Plus VA              Fidelity VIP Government Money Market Portfolio - Service Class 2
--------------------------   -------------------------------------------------------------------


                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                        VARIABLE ANNUITY ACCOUNT NINE

--------------------------   -------------------------------------------------------------------
Contract                     Money Market Fund Available in your Contract
--------------------------   -------------------------------------------------------------------
Ovation VA                   Goldman Sachs VIT Government Money Market Fund - Service Shares
Ovation Advantage VA
Ovation Advisor VA
Ovation Plus VA
--------------------------   -------------------------------------------------------------------
